OTHER EVENTS	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
OTHER EVENTS	OTHER EVENTS
32.1 Business Optimization Costs

The Company initiated a Business Optimization Plan in April 2025 aimed at improving operational efficiency, streamlining its organizational structure, and aligning its cost base with long-term strategic goals. The activities associated with this plan were communicated, started and substantially completed during the second quarter of fiscal year 2025.

The following tables summarize the activities related to the Company’s restructuring initiatives for the fiscal year 2025:

Cost
Workforce reduction	43,764
Office reduction	4,885
Other Costs	3,341
TOTAL	51,990